Expense Example {- Fidelity Freedom® 2045 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-11 - Fidelity Freedom® 2045 Fund - Class K6	Jul. 15, 2022 USD ($)
Expense Example:
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628